Schedule of Realized Capital Gains and Losses by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ 17,743		$ 42,907		$ (45,849)
Fixed income securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	2,545		10,600		(19,445)
Mortgage loans
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	1,452		(1,119)		(2,534)
Equity securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses			9,575		19,009
Limited partnership interests
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(221)	[1]	8,752	[1]	(146)	[1]
Derivative instruments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	13,967		15,096		(42,733)
Other
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses			$ 3

[1]	Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.